Basis of Preparation and Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2021
Disclosure of initial application of standards or interpretations [abstract]
Basis of Preparation:

2.1     Basis of Preparation: The consolidated financial statements have been prepared on a historical cost basis, except for derivative financial instruments which are measured at fair value. The consolidated financial statements are presented in U.S. dollars and all values are rounded to the nearest thousand ($ 000s) except when otherwise indicated.

Going concern basis of accounting:

The Company performs on a regular basis an assessment to evaluate its ability to continue as a going concern.

In assessing whether the going concern assumption is appropriate, management takes into account all available information about the future, which is at least, but is not limited to, twelve months from the end of the reporting period. The degree of consideration depends on the facts in each case and depends on the Company’s profitability and ready access to financial resources, In certain cases, management may need to consider a wide range of factors relating to current and expected profitability, debt repayment schedules, compliance with the financial and security collateral cover ratio covenants under its existing debt agreements and potential sources of replacement financing before it can satisfy itself that the going concern basis is appropriate. The Company may need to develop detailed cash flow projections as part of its assessment in such cases. In developing estimates of future cash flows, the Company makes assumptions about the vessels’ future performance, with the significant assumptions relating to time charter equivalent rates, vessels’ operating expenses, vessels’ capital expenditures, fleet utilization, Company’s general and administrative expenses and cash flow requirements for debt servicing. The assumptions used to develop estimates of future cash flows are based on historical trends as well as future expectations.

On January 29, 2021, February 17, 2021 and June 25, 2021 the Company completed additional follow-on equity offerings that provided the Company with further liquidity (refer to Note 9). As at December 31, 2021, the Company reported a working capital surplus of $37.8 million and was in compliance with its debt covenants.

The above conditions indicate that the Company is expected to be able to operate as a going concern and these consolidated financial statements were prepared under this assumption.

Impact of COVID-19 on the Company’s Business

The spread of the COVID-19 virus, which has been declared a pandemic by the World Health Organization in 2020 has caused substantial disruptions in the global economy and the shipping industry, as well as significant volatility in the financial markets, the severity and duration of which remains uncertain.

The impact of the COVID-19 pandemic continues to unfold and may continue to have a negative effect on the Company’s business, financial performance and the results of its operations. As a result, many of the Company’s estimates and assumptions required increased judgment and carry a higher degree of variability and volatility. As events continue to evolve and additional information becomes available, the Company’s estimates may change in future periods. Besides reducing demand for cargo, coronavirus may functionally limit the amount of cargo that the Company and its competitors are able to move because countries worldwide have imposed quarantine checks on arriving vessels, which have caused delays in loading and delivery of cargoes.

The Company has evaluated the impact of the current economic situation on the recoverability of the carrying amount of its vessels. During the first quarter of 2020, the Company concluded that events and circumstances triggered the existence of potential impairment of its vessels. These indicators included volatility in the charter market as well as the potential impact the current marketplace may have on the future operations. As a result, the Company performed an impairment assessment of the Company’s vessels by comparing the discounted projected net operating cash flows for each vessel to its carrying values. For the first quarter of 2020, the Company concluded that the recoverable amounts of the vessels were lower than their carrying amounts and an impairment loss of $4,615 was recorded (Note 5). The Company has re-assessed impairment indicators as at December 31, 2021 and concluded that no further impairment of its vessels should be recorded or previously recognized impairment should be reversed.

2.       Basis of Preparation and Significant Accounting Policies (continued)

Statement of Compliance: These consolidated financial statements of the Company have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

Basis of Consolidation: The consolidated financial statements comprise the financial statements of Globus and its subsidiaries listed in Note 1. The financial statements of the subsidiaries are prepared for the same reporting period as the Company, using consistent accounting policies.

All inter-company balances and transactions have been eliminated upon consolidation. Subsidiaries are fully consolidated from the date on which control is transferred to the Company and cease to be consolidated from the date on which control is transferred out of the Company.

Standards amendments and interpretations:

2.2    Standards amendments and interpretations:

The accounting policies adopted are consistent with those of previous financial year except for the following amended IFRS which have been adopted by the Company as at January 1, 2021:

IFRS 16 Leases-Cοvid 19 Related Rent Concessions (Amendment)

The amendment applies, retrospectively, to annual reporting periods beginning on or after 1 June 2020. Earlier application is permitted, including in financial statements not yet authorized for issue at May 28, 2020. IASB amended the standard to provide relief to lessees from applying IFRS 16 guidance on lease modification accounting for rent concessions arising as a direct consequence of the covid-19 pandemic. The amendment provides a practical expedient for the lessee to account for any change in lease payments resulting from the covid-19 related rent concession the same way it would account for the change under IFRS 16, if the change was not a lease modification, only if all of the following conditions are met:

➢	The change in lease payments results in revised consideration for the lease that is substantially the same as, or less than, the consideration for the lease immediately preceding the change.
➢	Any reduction in lease payments affects only payments originally due on or before June 30, 2021.
➢	There is no substantive change to other terms and conditions of the lease.

The amendment had no impact on the consolidated financial statements of the Company.

Interest Rate Benchmark Reform – Phase 2 – IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16 (Amendments)

In August 2020, the IASB published Interest Rate Benchmark Reform – Phase 2, Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16, completing its work in response to IBOR reform. The amendments provide temporary reliefs which address the financial reporting effects when an interbank offered rate (IBOR) is replaced with an alternative nearly risk-free interest rate (RFR). In particular, the amendments provide for a practical expedient when accounting for changes in the basis for determining the contractual cash flows of financial assets and liabilities, to require the effective interest rate to be adjusted, equivalent to a movement in a market rate of interest. Also, the amendments introduce reliefs from discontinuing hedge relationships including a temporary relief from having to meet the separately identifiable requirement when an RFR instrument is designated as a hedge of a risk component. There are also amendments to IFRS 7 Financial Instruments: Disclosures to enable users of financial statements to understand the effect of interest rate benchmark reform on an entity’s financial instruments and risk management strategy. While application is retrospective, an entity is not required to restate prior periods. Management has assessed that these amendments had no impact on the Company’s financial position or performance.

Attributing Benefit to Periods of Service (IAS 19 Employee Benefits) – IFRS Interpretation Committee (IFRS IC or IFRIC) Agenda Decision issued May 2021

The International Financial Reporting Standards Interpretations Committee issued a final agenda decision in May 2021, under the title "Attributing Benefits to Periods of Service" (IAS 19), which includes explanatory material regarding the attribution of benefits in periods of service regarding a specific defined benefit plan analogous to that defined in Article 8 of Greek Law 3198/1955 regarding provision of compensation due to retirement (the "Labor Law Defined Benefit Plan"). This explanatory information differentiates the way in which the basic principles and regulations of IAS 19 have been applied in Greece in the previous years, and therefore, according to what is defined in the “IASB Due Process Handbook (par 8.6)”, entities that prepare their financial statements in accordance with IFRS are required to amend their Accounting Policy accordingly. Based on the above, the aforementioned decision is implemented in accordance with paragraphs 19-22 of IAS 8 as a change in accounting policy. The agenda decision had no impact on the consolidated financial statements of the Company.

2.       Basis of Preparation and Significant Accounting Policies (continued)

Standards issued but not yet effective and not early adopted:

Amendment in IFRS 10 Consolidated Financial Statements and IAS 28 Investments in Associates and Joint Ventures: Sale or Contribution of Assets between an Investor and its Associate or Joint Venture

The amendments address an acknowledged inconsistency between the requirements in IFRS 10 and those in IAS 28, in dealing with the sale or contribution of assets between an investor and its associate or joint venture. The main consequence of the amendments is that a full gain or loss is recognized when a transaction involves a business (whether it is housed in a subsidiary or not). A partial gain or loss is recognized when a transaction involves assets that do not constitute a business, even if these assets are housed in a subsidiary. In December 2015 the IASB postponed the effective date of this amendment indefinitely pending the outcome of its research project on the equity method of accounting. Management has assessed that this amendment will have no impact on the Company’s financial position or performance.

IAS 1 Presentation of Financial Statements: Classification of Liabilities as Current or Non-current (Amendments)

The amendments were initially effective for annual reporting periods beginning on or after January 1, 2022 with earlier application permitted. However, in response to the covid-19 pandemic, the Board has deferred the effective date by one year, i.e. 1 January 2023, to provide companies with more time to implement any classification changes resulting from the amendments. The amendments aim to promote consistency in applying the requirements by helping companies determine whether, in the statement of financial position, debt and other liabilities with an uncertain settlement date should be classified as current or non-current. The amendments affect the presentation of liabilities in the statement of financial position and do not change existing requirements around measurement or timing of recognition of any asset, liability, income or expenses, nor the information that entities disclose about those items. Also, the amendments clarify the classification requirements for debt which may be settled by the company issuing own equity instruments.

In November 2021, the Board issued an exposure draft (ED), which clarifies how to treat liabilities that are subject to covenants to be complied with, at a date subsequent to the reporting period. In particular, the Board proposes narrow scope amendments to IAS 1 which effectively reverse the 2020 amendments requiring entities to classify as current, liabilities subject to covenants that must only be complied with within the next twelve months after the reporting period, if those covenants are not met at the end of the reporting period. Instead, the proposals would require entities to present separately all non-current liabilities subject to covenants to be complied with only within twelve months after the reporting period. Furthermore, if entities do not comply with such future covenants at the end of the reporting period, additional disclosures will be required. The proposals will become effective for annual reporting periods beginning on or after January 1, 2024 and will need to be applied retrospectively in accordance with IAS 8, while early adoption is permitted. The Board has also proposed to delay the effective date of the 2020 amendments accordingly, such that entities will not be required to change current practice before the proposed amendments come into effect. Management has assessed that these amendments will have no impact on the Company’s financial position or performance.

IFRS 3 Business Combinations; IAS 16 Property, Plant and Equipment; IAS 37 Provisions, Contingent Liabilities and Contingent Assets as well as Annual Improvements 2018-2020 (Amendments)

The amendments are effective for annual periods beginning on or after January 1, 2022, with earlier application permitted. The IASB has issued narrow-scope amendments to the IFRS Standards as follows:

➢	IFRS 3 Business Combinations (Amendments) update a reference in IFRS 3 to the Conceptual Framework for Financial Reporting without changing the accounting requirements for business combinations.
➢	IAS 16 Property, Plant and Equipment (Amendments) prohibit a company from deducting from the cost of property, plant and equipment amounts received from selling items produced while the company is preparing the asset for its intended use. Instead, a company will recognize such sales proceeds and related cost in profit or loss.
➢

IAS 37 Provisions, Contingent Liabilities and Contingent Assets (Amendments) specify which costs a company includes in determining the cost of fulfilling a contract for the purpose of assessing whether a contract is onerous.

➢

Annual Improvements 2018-2020 make minor amendments to IFRS 1 First-time Adoption of International Financial Reporting Standards, IFRS 9 Financial Instruments, IAS 41 Agriculture and the Illustrative Examples accompanying IFRS 16 Leases.

Management has assessed that these amendments will have no impact on the Company’s financial position or performance.

IFRS 16 Leases -Cοvid 19 Related Rent Concessions beyond June 30, 2021 (Amendment)

The Amendment applies to annual reporting periods beginning on or after April 1, 2021, with earlier application permitted, including in financial statements not yet authorized for issue at the date the amendment is issued. In March 2021, the Board amended the conditions of the practical expedient in IFRS 16 that provides relief to lessees from applying the IFRS 16 guidance on lease modifications to rent concessions arising as a direct consequence of the covid-19 pandemic. Following the amendment, the practical expedient now applies to rent concessions for which any reduction in lease payments affects only payments originally due on or before June 30, 2022, provided the other conditions for applying the practical expedient are met. Management has assessed will have no impact on the Company’s financial position or performance.

2.       Basis of Preparation and Significant Accounting Policies (continued)

IAS 1 Presentation of Financial Statements and IFRS Practice Statement 2: Disclosure of Accounting policies (Amendments)

The Amendments are effective for annual periods beginning on or after January 1, 2023 with earlier application permitted. The amendments provide guidance on the application of materiality judgements to accounting policy disclosures. In particular, the amendments to IAS 1 replace the requirement to disclose ‘significant’ accounting policies with a requirement to disclose ‘material’ accounting policies. Also, guidance and illustrative examples are added in the Practice Statement to assist in the application of the materiality concept when making judgements about accounting policy disclosures. Management has assessed that these amendments will have no impact on the Company’s financial position or performance.

IAS 8 Accounting policies, Changes in Accounting Estimates and Errors: Definition of Accounting Estimates (Amendments)

The amendments become effective for annual reporting periods beginning on or after January 1, 2023 with earlier application permitted and apply to changes in accounting policies and changes in accounting estimates that occur on or after the start of that period. The amendments introduce a new definition of accounting estimates, defined as monetary amounts in financial statements that are subject to measurement uncertainty. Also, the amendments clarify what changes in accounting estimates are and how these differ from changes in accounting policies and corrections of errors. Management has assessed that these amendments will have no impact on the Company’s financial position or performance.

IAS 12 Income taxes: Deferred Tax related to Assets and Liabilities arising from a Single Transaction (Amendments)

The amendments are effective for annual periods beginning on or after January 1, 2023 with earlier application permitted. In May 2021, the Board issued amendments to IAS 12, which narrow the scope of the initial recognition exception under IAS 12 and specify how companies should account for deferred tax on transactions such as leases and decommissioning obligations. Under the amendments, the initial recognition exception does not apply to transactions that, on initial recognition, give rise to equal taxable and deductible temporary differences. It only applies if the recognition of a lease asset and lease liability (or decommissioning liability and decommissioning asset component) give rise to taxable and deductible temporary differences that are not equal. Management has assessed that these amendments will have no impact on the Company’s financial position or performance.

Significant accounting policies, judgments, estimates and assumptions:

2.3    Significant accounting policies, judgments, estimates and assumptions: The preparation of consolidated financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the amounts of revenues and expenses recognised during the reporting period. However, uncertainty about these assumptions and estimates could result in outcomes that could require a material adjustment to the carrying amount of the asset or liability affected in the future.

Judgments: In the process of applying the Company’s accounting policies, management has made the following judgments that had a significant effect on the amounts recognised in the consolidated financial statements.

➢	Provision for expected credit losses: The Company measures allowance for all trade accounts receivable under the simplified model using the lifetime expected credit loss (“ECL”) approach. When estimating ECLs, the Company considers reasonable and supportable information that is available without undue cost or effort at the reporting date about past events, current conditions and forecasts of future economic conditions. Provisions for expected credit losses as at December 31, 2021 and 2020, were $8 and nil, respectively.

Estimates and assumptions: The key assumptions concerning the future and other key sources of estimation uncertainty at the financial position date, that have a significant risk of causing a significant adjustment to the carrying amount of assets and liabilities within the next financial year, are discussed below. The Company based its assumptions and estimates on parameters available when the consolidated financial statements were prepared. Existing circumstances and assumptions about future developments, however, may change due to market changes or circumstances arising that are beyond the control of the Company. Such changes are reflected in the assumptions when they occur.

➢	Carrying amount of vessels, net: Vessels are stated at cost, less accumulated depreciation (including depreciation of dry-docking costs and the amortization of the component attributable to favourable or unfavourable lease terms relative to market terms) and accumulated impairment losses. The estimates and assumptions that have the most significant effect on the vessels carrying amount are estimations in relation to useful lives of vessels, their residual value and estimated dry docking dates. The key assumptions used are further explained in notes 2.9 to 2.13.

➢	Impairment of Non-Financial Assets and Reversal of previously recognized impairment losses: The Company’s impairment test for non-financial assets is based on the assets’ recoverable amount, where the recoverable amount is the greater of fair value less costs to sell and value in use. The Company engaged independent valuation specialists to determine the fair value of non-financial assets as at December 31, 2021 and 2020. The value in use calculation is based on a discounted cash flow model. The value in use calculation is most sensitive to the discount rate used for the discounted cash flow model as well as the expected net cash flows. See notes 2.13 and 5. The Company assesses also at each reporting date whether there is any indication that an impairment loss recognized in prior periods for a vessel may no longer exist or may have decreased.

2.       Basis of Preparation and Significant Accounting Policies (continued)

Accounting for revenue and related expenses:

2.4          Accounting for revenue and related expenses: The Company generates its revenues from charterers for the charter hire of its vessels. Vessels are chartered using time charters and bareboat, where a contract is entered into for the use of a vessel for a specific period of time and a specified daily charter hire rate. If a time charter agreement exists and collection of the related revenue is reasonably assured, revenue is recognised on a straight-line basis over the period of the time charter. Such revenues are treated in accordance with IFRS 16 and the Company is required to disclose lease and non-lease components of lease revenue. Associated voyage expenses are recognised on a pro-rata basis over the duration of the period of the time charter. Deferred revenue relates to cash received prior to the financial position date and is related to revenue earned after such date.

Interest income: interest income is recognised as interest on an accrual basis.

Voyage expenses: Voyage expenses primarily consisting of port, canal and bunker expenses that are unique to a particular charter under time charter arrangements are paid by the charterer. Furthermore, voyage expenses include brokerage commission on revenue which is paid by the Company. Voyage expenses are accounted for on an accrual basis. Under a bareboat charter, the charterer assumes responsibility for all voyage expenses and risk of operation.

Vessel operating expenses: Vessel operating costs include crew costs, provisions, deck and engine stores, lubricating oil, insurance, maintenance and repairs. Under bareboat charter arrangements, these expenses are paid by the charterer and by the Company under time charter and voyage charter arrangements. Vessel operating expenses are accounted for on an accrual basis. Under a bareboat charter, the charterer assumes responsibility for all vessel operating expenses and risk of operation.

Foreign currency translation:

2.5       Foreign currency translation: The functional currency of Globus and its subsidiaries is the U.S. dollar, which is also the presentation currency of the Company, since the Company’s vessels operate in international shipping markets, whereby the U.S. dollar is the currency used for transactions. Transactions involving other currencies during the period are converted into U.S. dollars using the exchange rates in effect at the time of the transactions. At the financial position dates, monetary assets and liabilities, which are denominated in currencies other than the U.S. dollar, are translated into the functional currency using the period-end exchange rate. Gains or losses resulting from foreign currency transactions are included in foreign exchange gains/(losses), net in the consolidated statement of comprehensive income/(loss).

Cash and cash equivalents:

2.6       Cash and cash equivalents: The Company considers highly liquid investments such as time deposits and certificates of deposit with original maturity of three months or less to be cash and cash equivalents.

Trade accounts receivable, net

2.7       Trade accounts receivable, net: The amount shown as trade accounts receivable at each financial position date includes estimated recoveries from charterers for hire, net of an allowance for doubtful accounts. Trade accounts receivable without a significant financing component are initially measured at their transaction price and subsequently measured at amortized cost less impairment losses, which are recognized in the consolidated statement of comprehensive income/(loss). At each financial position date, all potentially uncollectible accounts are assessed individually for the purpose of determining the appropriate provision for expected credit losses. The provision for expected credit losses at December 31, 2021 was $8 (2020: nil).

Inventories:	2.8 Inventories: Inventories consist of lubricants, bunkers and gas cylinders and are stated at the lower of cost and net realisable value. The cost is determined by the first-in, first-out method.
Vessels, net:

2.9       Vessels, net: Vessels are stated at cost, less accumulated depreciation (including depreciation of dry-docking costs and amortization of components attributable to favourable or unfavourable lease terms relative to market terms) and accumulated impairment losses. Vessel cost consists of the contract price for the vessel and any material expenses incurred upon acquisition (initial repairs, improvements and delivery expenses, interest, commissions paid and on-site supervision costs incurred during the construction periods). Subsequent expenditures for conversions and major improvements are also capitalised when the recognition criteria are met. Otherwise these amounts are charged to expenses as incurred.

2.       Basis of Preparation and Significant Accounting Policies (continued)

Dry-docking costs

2.10       Dry-docking costs: Vessels are required to be dry-docked for major repairs and maintenance that cannot be performed while the vessels are operating. Dry-dockings occur approximately every 2.5 years. The costs associated with the dry-dockings are capitalised and depreciated on a straight-line basis over the period between dry-dockings, to a maximum of 2.5 years. At the date of acquisition of a vessel, management estimates the component of the cost that corresponds to the economic benefit to be derived until the first scheduled dry-docking of the vessel under the ownership of the Company and this component is depreciated on a straight-line basis over the remaining period through the estimated dry-docking date.

Depreciation:

2.11       Depreciation: The cost of each of the Company’s vessels is depreciated on a straight-line basis over each vessel’s remaining useful economic life, after considering the estimated residual value of each vessel, beginning when the vessel is ready for its intended use. Management estimates that the useful life of new vessels is 25 years, which is consistent with industry practice. The residual value of a vessel is the product of its lightweight tonnage and estimated scrap value per lightweight ton. The residual values and useful lives are reviewed at each reporting date and adjusted prospectively. During 2019 and 2020 the Company maintained the same scrap rate at $300/ton. During the fourth quarter of 2021, the Company adjusted the scrap rate from $300/ton to $380/ton due to the increased scrap rates worldwide. This resulted to a decrease of $145 to the depreciation charge included in the consolidated statement of comprehensive income/(loss) for 2021.

Amortization of lease component:

2.12       Amortization of lease component: When the Company acquires a vessel subject to an operating lease; it amortizes the amount reflected in the cost of that vessel that is attributable to favourable or unfavourable lease terms relevant to market terms, over the remaining term of the lease. The amortization is included in the line “amortization of fair value of time charter attached to vessels” in the income statement component of the consolidated statement of comprehensive income/(loss).

Impairment of Long-Lived Assets and Reversal of previously recognized impairment losses:

2.13      Impairment of Long-Lived Assets and Reversal of previously recognized impairment losses: The Company assesses at each reporting date whether there is an indication that a vessel may be impaired. The vessel’s recoverable amount is estimated when events or changes in circumstances indicate the carrying value may not be recoverable. If such indication exists and where the carrying value exceeds the estimated recoverable amounts, the vessel is written down to its recoverable amount. The recoverable amount is the greater of fair value less costs to sell and value-in-use. In assessing value-in-use, the estimated future cash flows are discounted to their present value using a discount rate that reflects current market assessments of the time value of money and the risks specific to the vessel. Impairment losses are recognised in the consolidated statement of comprehensive income/(loss). The Company assesses also at each reporting date whether there is any indication that an impairment loss recognized in prior periods for a vessel may no longer exist or may have decreased. A previously recognised impairment loss is reversed only if there has been a change in the estimates used to determine the asset’s recoverable amount since the last impairment loss was recognised. If that is the case, the carrying amount of the asset is increased to its recoverable amount. That increased amount cannot exceed the carrying amount that would have been determined, net of depreciation, had no impairment loss been recognised for the asset in prior years. Such reversal is recognised in the consolidated statement of comprehensive income/(loss). After such a reversal, the depreciation charge is adjusted in future periods to allocate the asset’s revised carrying amount, less any residual value, on a systematic basis over its remaining useful life (refer to note 5).

Long-term debt:

2.14       Long-term debt: Long-term debt is initially recognised at the fair value of the consideration received net of financing costs directly attributable to the borrowing. After initial recognition, long-term debt is subsequently measured at amortized cost using the effective interest rate method. Amortized cost is calculated by taking into account any financing costs and any discount or premium on settlement. Gains and losses are recognised in the income statement component of the consolidated statement of comprehensive income/(loss) when the liabilities are derecognised or impaired, as well as through the amortization process.

Financing costs:

2.15       Financing costs: Fees incurred for obtaining new loans or refinancing existing loans are deferred and amortized over the life of the related debt, using the effective interest rate method. Any unamortized balance of costs relating to loans repaid or refinanced is expensed in the period the repayment or refinancing is made. For the year ended December 31, 2021, the Company deferred financing costs of $545, which relate to the costs incurred for the loan agreement with CIT Bank N.A. (This loan facility is referred to as the CIT Loan Facility, see Note 11 for more details). For the year ended December 31, 2020, the Company did not incur any financing costs. For the year ended December 31, 2019, the Company deferred financing costs of $880, which relate to the costs incurred for the loan agreement with EnTrust Global’s Blue Ocean Fund (see Note 11 for more details).

Borrowing costs:

2.16       Borrowing costs: Borrowing costs consist of interest and other costs that the Company incurs in connection with the borrowing of funds. Borrowing costs are expensed to the income statement component of the consolidated statement of comprehensive income/(loss) as incurred under “interest expense and finance costs” except borrowing costs that relate to a qualifying asset. A qualifying asset is an asset that necessarily takes a substantial period of time to get ready for its intended use. Borrowing costs that relate to qualifying assets are capitalised.

2.       Basis of Preparation and Significant Accounting Policies (continued)

Operating segment:

2.17       Operating segment: The Company reports financial information and evaluates its operations by charter revenues and not by other factors such as length of ship employment for its customers i.e., spot or time charters or type of vessel. The Company does not use discrete financial information to evaluate the operating results for each such type of charter. Although revenue can be identified for these types of charters, management cannot and does not identify expenses, profitability or other financial information for these charters. As a result, management, including the chief operating decision maker, reviews operating results solely by revenue per day and operating results of the fleet and thus the Company has determined that it operates as one operating segment. Furthermore, when the Company charters a vessel to a charterer, the charterer is free to trade the vessel worldwide and, as a result, the disclosure of geographical information is impracticable.

Provisions and contingencies:

2.18       Provisions and contingencies: Provisions are recognized when the Company has a present legal or constructive obligation as a result of past events, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and, a reliable estimate of the amount of the obligation can be made. Provisions are reviewed at each financial position date and adjusted to reflect the present value of the expenditure expected to be required to settle the obligation. Contingent liabilities are not recognized in the consolidated financial statements but are disclosed unless the possibility of an outflow of resources embodying economic benefits is remote, in which case there is no disclosure. Contingent assets are not recognized in the consolidated financial statements but are disclosed when an inflow of economic benefits is probable.

Pension and retirement benefit obligations:

2.19       Pension and retirement benefit obligations: The crew on board the vessels owned by the ship-owning companies, wholly owned subsidiaries of Globus, is employed under short-term contracts (usually up to nine months) and, accordingly, the Company is not liable for any pension or post-retirement benefits payable to the crew.

Provision for employees’ severance compensation: The Greek employees of the Company are bound by the Greek Labour law. Accordingly, compensation is payable to such employees upon dismissal or retirement. The amount of compensation is based on the number of years of service and the amount of remuneration at the date of dismissal or retirement. If the employee remains in the employment of the Company until normal retirement age, they are entitled to retirement compensation which is equal to 40% of the compensation amount that would be payable if they were dismissed at that time. The number of employees that will remain with the Company until retirement age is not known. The Company has provided for the employees’ retirement compensation liability which amounted to $114 as at December 31, 2021 (2020: $31), calculated by using the Projected Unit Credit Method and disclosed under non-current liabilities in the consolidated statement of financial position.

Offsetting of financial assets and liabilities:

2.20       Offsetting of financial assets and liabilities: Financial assets and liabilities are offset and the net amount is presented in the consolidated financial position only when the Company has a legally enforceable right to set off the recognised amounts and intend either to settle such asset and liability on a net basis or to realize the asset and settle the liability simultaneously.

Financial assets and liabilities:

2.21       Financial assets and liabilities:

i. Classification and measurement of financial assets and financial liabilities

Under IFRS 9, on initial recognition, a financial asset is classified as measured at: amortized cost; fair value through other comprehensive income (FVOCI) - debt investment; FVOCI - equity investment; or fair value through profit or loss (FVTPL). The classification of financial assets under IFRS 9 is generally based on the business model in which a financial asset is managed and its contractual cash flow characteristics.

A financial asset is measured at amortized cost if it meets both of the following conditions and is not designated as at FVTPL:

•	it is held within a business model whose objective is to hold assets to collect contractual cash flows; and
•	its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

A debt investment is measured at FVOCI if it meets both of the following conditions and is not designated as at FVTPL:

•	it is held within a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets; and
•	its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

2.       Basis of Preparation and Significant Accounting Policies (continued)

All financial assets not classified as measured at amortized cost or FVOCI as described above are measured at FVTPL. On initial recognition, the Company may irrevocably designate a financial asset that otherwise meets the requirements to be measured at amortized cost or at FVOCI as at FVTPL if doing so eliminates or significantly reduces an accounting mismatch that would otherwise arise.

A financial asset (unless it is a trade receivable without a significant financing component that is initially measured at the transaction price) is initially measured at fair value plus, for an item not at FVTPL, transaction costs that are directly attributable to its acquisition.

ii. Impairment of financial assets

IFRS 9 replaced the “incurred loss” model in IAS 39 with an “expected credit loss” (ECL) model. The impairment model applies to financial assets measured at amortized cost, contract assets and debt investments at FVOCI, but not to investments in equity instruments. Under IFRS 9, credit losses are recognized earlier than under IAS 39.

The financial assets at amortized cost consist of trade accounts receivable and cash and cash equivalents.

Under IFRS 9, loss allowances are measured on either of the following bases:

•	12-month ECLs: these are ECLs that result from possible default events within the 12 months after the reporting date; and
•	lifetime ECLs: these are ECLs that result from all possible default events over the expected life of a financial instrument.

When determining whether the credit risk of a financial asset has increased significantly since initial recognition and when estimating ECLs, the Company considers reasonable and supportable information that is relevant and available without undue cost or effort. This includes both quantitative and qualitative information and analyses, based on the Company's historical experience and informed credit assessment and including forward-looking information.

The Company assumes that the credit risk on a financial asset has increased significantly if it is more than 180 days past due.

The Company considers a financial asset to be in default when:

•	the counterparty is unlikely to pay its contractual obligations to the Company in full, without recourse by the Company to actions such as realising security (if any is held); or
•	the financial asset is more than 1 year past due.

The maximum period considered when estimating ECLs is the maximum contractual period over which the Company is exposed to credit risk.

ECLs are a probability-weighted estimate of credit losses. Credit losses are measured as the present value of all cash shortfalls (i.e. the difference between cash flows due to the entity in accordance with the contract and cash flows that the Company expects to receive). ECLs are discounted at the effective interest rate of the financial asset.

Loss allowances for financial assets measured at amortized cost are deducted from the gross carrying amount of the assets.

iii. Derecognition of financial assets

A financial asset (or, where applicable a part of a financial asset or part of a group of similar financial assets) is derecognised where:

•	the rights to receive cash flows from the asset have expired;
•	the Company retains the right to receive cash flows from the asset, but has assumed an obligation to pay them in full without material delay to a third party under a “pass-through” arrangement; or
•	the Company has transferred its rights to receive cash flows from the asset and either (a) has transferred substantially all the risks and rewards of the assets, or (b) has neither transferred nor retained substantially all the risks and rewards of the asset but has transferred control of the asset.

Where the Company has transferred its rights to receive cash flows from an asset and has neither transferred nor retained substantially all the risks and rewards of the asset nor transferred control of the asset, the asset is recognised to the extent of the Company’s continuing involvement in the asset.

Continuing involvement that takes the form of a guarantee over the transferred asset is measured at the lower of the original carrying amount of the asset and the maximum amount of consideration that the Company could be required to repay.

2.       Basis of Preparation and Significant Accounting Policies (continued)

iv. Derecognition of Financial liabilities:

A financial liability is derecognised when the obligation under the liability is discharged or cancelled or expires.

Where an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as a derecognition of the original liability and the recognition of a new liability and, the difference in the respective carrying amounts is recognised in profit or loss.

Leases:

2.22       Leases: IFRS 16 sets out the principles for the recognition, measurement, presentation and disclosure of leases for both parties to a contract, i.e. the customer (“lessee”) and the supplier (“lessor”). The new standard requires lessees to recognize most leases on their financial statements. Lessees will have a single accounting model for all leases, with certain exemptions. Lessor accounting is substantially unchanged.

The Company has initially adopted IFRS 16 on January 1, 2019 using the modified retrospective approach. On transition, the Company has elected to apply the practical expedients available for leases with a remaining lease term of less than one year and leases of low value assets.

Leases – where the Company is the lessee: The Company applies a single recognition and measurement approach for all leases, except for short term leases and leases of low value assets. The Company recognizes lease liabilities to make payments and right of use assets representing the right of use of the underlying asset. The Company recognises right-of-use assets at the commencement date of the lease (i.e., the date the underlying asset is available for use). Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses and adjusted for any remeasurement of lease liabilities. The cost of right-of-use assets includes the amount of lease liabilities recognised, initial direct costs incurred and lease payments made at or before the commencement date less any lease incentives received. Right-of-use assets are depreciated on a straight-line basis over the shorter of the lease term and the estimated useful lives of the assets. If ownership of the leased asset transfers to the Group at the end of the lease term or the cost reflects the exercise of a purchase option, depreciation is calculated using the estimated useful life of the asset.

At the commencement date of the lease, the Company recognises lease liabilities measured at the present value of lease payments to be made over the lease term. The lease payments include fixed payments (including any in-substance fixed payments) less any lease incentives receivable, variable lease payments that depend on an index or a rate, and any amounts expected to be paid under residual value guarantees. The lease payments also include the exercise price of a purchase option reasonably certain to be exercised by the Company and payments of penalties for terminating the lease, if the lease term reflects the Company exercising the option to terminate. Variable lease payments that do not depend on an index or a rate are recognised as expenses (unless they are incurred to produce inventories) in the period in which the event or condition that triggers the payment occurs. In calculating the present value of lease payments, the Company uses its incremental borrowing rate at the lease commencement date because the interest rate implicit in the lease is not readily determinable. After the commencement date, the amount of lease liabilities is increased to reflect the accretion of interest and reduced for the lease payments made. In addition, the carrying amount of lease liabilities is remeasured if there is a modification, a change in the lease term, a change in the lease payments (e.g., changes to future payments resulting from a change in an index or rate used to determine such lease payments) or a change in the assessment of an option to purchase the underlying asset.

At transition, the Company identified the rental agreement with Cyberonica S.A., to give rise to a right of use asset and a corresponding liability estimated to approximately $674 as at January 1, 2019, calculated as the present value of minimum future lease payments. The discount rate used is the incremental cost of borrowing, amounting to 8%. In addition, the nature and recognition of expenses related to those leases changed as IFRS 16 replaced the straight-line operating lease expense with a depreciation charge for right-of-use assets and interest expense on lease liabilities.

The depreciation charge for right-of-use assets for the years ended December 31, 2021, 2020 and 2019 was approximately $206, $112 and $112, respectively, and the interest expense on lease liabilities for the years ended December 31, 2021, 2020 and 2019 was approximately $52, $44 and $51, respectively. As at December 31, 2021, 2020 and 2019, the net carrying in amount of the right of use asset was $888, $450 and $562, respectively.

2.       Basis of Preparation and Significant Accounting Policies (continued)

Leases – where an entity is the lessor: Leases of vessels where the entity does not transfer substantially all the risks and benefits of ownership of the vessel are classified as operating leases. Lease income on operating leases is recognised on a straight-line basis over the lease term. Contingent rents are recognised as revenue in the period in which they are earned.

For time charters that qualify as leases, the Company is required to disclose lease and non-lease components of lease revenue. The revenue earned under time charters is not negotiated its two separate components, but as a whole. For purposes of determining the standalone selling price of the vessel lease and technical management service components of the Company’s time charters, the Company concluded that the residual approach would be the most appropriate method to use given that vessel lease rates are highly variable depending on shipping market conditions, the duration of such charters and the age of the vessel. The Company believes that the standalone transaction price attributable to the technical management service component, including crewing services, is more readily determinable than the price of the lease component and, accordingly, the price of the service component is estimated using data provided by its technical department, which includes crew expenses, maintenance and consumable costs and was approximately $14,066 for the year ended December 31, 2021. The lease component that is disclosed then is calculated as the difference between total revenue and the non-lease component revenue and was approximately $29,145 for the year ended December 31, 2021.

Insurance:

2.23       Insurance: The Company recognizes insurance claim recoveries for insured losses incurred on damage to vessels. Insurance claim recoveries are recorded, net of any deductible amounts, at the time the Company’s vessels suffer insured damages. They include the recoveries from the insurance companies for the claims, provided there is evidence the amounts are virtually certain to be received.

Share based compensation:

2.24       Share based compensation: Globus operates equity-settled, share-based compensation plans. The value of the service received in exchange of the grant of shares is recognized as an expense. The total amount to be expensed over the vesting period is determined by reference to the fair value of the share awards at the grant date. The relevant expense is recognized in the income statement component of the consolidated statement of comprehensive income/(loss), with a corresponding impact in equity.

Share capital and Warrants

2.25       Share capital and Warrants: Common shares and preferred shares are classified as equity. Incremental costs directly attributable to the issue of new shares are recognised in equity as a deduction from the proceeds. The Company’s warrants meet the classification criteria as per IAS 32 and, accordingly, are classified in equity.

Dividends	2.26 Dividends: Dividends to shareholders are recognised in the period in which the dividends are declared and appropriately authorised and are accounted for as dividends payable until paid.
Fair value measurement:

2.27       Fair value measurement: The Company measures financial instruments, such as, derivatives and non-financial assets at fair value at each reporting date. In addition, fair values of financial instruments measured at amortised cost are disclosed in note 21. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either, a) in the principal market for the asset or the liability or b) in the absence of a principal market, in the most advantageous market for the asset or liability both being accessible by the Company. The fair value of an asset or a liability is measured using the assumptions that the market participants would use when pricing the asset or liability, assuming that the market participants act in their best economic interest. A fair value measurement of a non-financial asset takes into account the market participant’s ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use. The Company uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximising the use of relevant observable inputs and minimising the use of unobservable inputs.

The Company uses the following hierarchy for determining and disclosing the fair value of assets and liabilities by valuation technique:

Level 1: quoted (unadjusted) prices in active markets for identical assets or liabilities.

Level 2: other techniques for which all inputs which have a significant effect on the recorded fair value are observable, either directly or indirectly.

Level 3: techniques which use inputs which have a significant effect on the recorded fair value that are not based on observable market data.

For assets and liabilities that are recognised in the consolidated financial statements on a recurring basis, the Company determines whether transfers have occurred between levels in the hierarchy by reassessing categorization at the end of each reporting period.

The Company engaged independent valuation specialists to determine the fair value of non-financial assets.

2.       Basis of Preparation and Significant Accounting Policies (continued)

Current versus non-current classification:

2.28       Current versus non-current classification: The Company presents assets and liabilities in the consolidated statement of financial position based on current/non-current classification.

An asset as current when it is:

•	Expected to be realised or intended to be sold or consumed in a normal operating cycle
•	Held primarily for the purpose of trading
•	Expected to be realised within twelve months after the reporting period
•	Cash or cash equivalent

All other assets are classified as non-current.

A liability is current:

•	It is expected to be settled in a normal operating cycle
•	It is held primarily for the purpose of trading
•	It is due to be settled within twelve months after the reporting period
•	There is no unconditional right to defer the settlement of the liability for at least twelve months after the reporting period.

All other liabilities are classified as non-current.

Embedded Derivatives:

2.29       Embedded Derivatives: An embedded derivative is a component of a hybrid contract that also includes a non-derivative host, with the effect that some of the cash flows of the combined instrument vary in a way similar to a stand-alone derivative. An embedded derivative is separated from the host contract if, and only if (IFRS 9.4.3.3):

(a) the economic characteristics and risks of the embedded derivative are not closely related to the economic characteristics and risks of the host;

(b) a separate instrument with the same terms as the embedded derivative would meet the definition of a derivative; and

(c) the hybrid contract is not measured at fair value with changes in fair value recognised in profit or loss (i.e. a derivative that is embedded in a financial liability at fair value through profit or loss is not separated).

Restricted Cash:

2.30       Restricted Cash: Restricted cash represents pledged cash deposits or minimum liquidity required to be maintained under the Company's borrowing arrangements. In the event that the obligation to maintain such deposits is expected to be terminated within the next twelve months, these deposits are classified as current assets. Otherwise they are classified as non-current assets.

Interest Rate Swap:

2.31       Interest Rate Swap: The Company enters into interest rate swap agreements to manage its exposure to fluctuations of interest rate risk associated with its borrowings. Interest Rate Swaps are measured at fair value. The Company uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs. The valuation technique used for the Interest Rate Swaps is the discounted cash flow (see also note 21). The Company has not designated these interest rate swaps for hedge accounting.

The fair value of the Interest Rate Swaps is classified under “Fair value of derivative financial instruments” either under assets or liabilities in the consolidated statement of financial position. In the event that the respective asset or liability is expected to be materialized within the next twelve months, it is classified as current asset or liability. Otherwise, the respective asset or liability is classified as non-current asset or liability.

The change in fair value deriving from the valuation of the Interest Rate Swap at the end of each reporting period is classified under “Gain/ (Loss) on derivative financial instruments” in the consolidated statement of comprehensive income/(loss). Realized gains or losses resulting from interest rate swaps are recognized in profit or loss under “Gain / (Loss) on derivative financial instruments” in the consolidated statement of comprehensive income/(loss).

Management & consulting fee income:

2.32       Management & consulting fee income: The Company enters into consultancy agreements with other companies for the purpose of providing consultancy services. For these services the Company receives a fee. The total income from these fees is classified in the income statement component of the consolidated statement of comprehensive income/(loss) under management & consulting fee income.